Commitments - Summary of Future Payments for Lease (Detail) $ in Thousands	Dec. 31, 2018 MXN ($)
Commitments and contingencies [line items]
Estimated future lease payments	$ 62,723,909
2019 [member]
Commitments and contingencies [line items]
Estimated future lease payments	4,180,192
1 to 3 years [member]
Commitments and contingencies [line items]
Estimated future lease payments	19,485,821
2024 and thereafter [member]
Commitments and contingencies [line items]
Estimated future lease payments	$ 39,057,896